Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Expenses by nature [abstract]
Communications and promotions	$ 568,166	$ 1,775,248
Consulting and management fees	1,179,826	1,195,319
Foreign exchange (gain)	(1,131)	(2,363)
General office expenses	354,744	360,963
Professional fees	156,378	174,785
Share-based compensation	1,663,432	14,982,999
Travel expense	222,746	174,463
Operating Loss	4,144,161	18,661,414
Change in fair value of warrant liability	12,483,300	(120,400)
Finance costs	375,000
Finance income	(222,025)	(181,560)
Loss for the year before income taxes	16,780,436	18,359,454
Deferred income tax provision	44,416	41,908
Loss for the year after income taxes	16,824,852	18,401,362
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Foreign currency translation	(4,083,292)	(4,617,716)
Total comprehensive loss for the year	$ 12,741,560	$ 13,783,646
Basic earnings (loss) per share	$ 0.31	$ 0.48
Diluted earnings (loss) per share	$ 0.31	$ 0.48
Weighted average number of ordinary shares used in calculating basic earnings per share	54,050,480	38,411,070
Weighted average number of ordinary shares used in calculating diluted earnings per share	54,050,480	38,411,070